Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com
May 13, 2020
VIA EDGAR TRANSMISSION	W. Thomas Conner Shareholder +1 202 312 3331 tconner@vedderprice.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Initial Registration Statement on Form S-3
Brighthouse Life Insurance Company of NY
Brighthouse Shield® Level 10 Annuity

To the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement on Form S-3 (the “Registration Statement”) for certain individual single premium deferred index-linked separate account annuity contracts (the “Contracts”). Exhibits not included with this filing, and certain other information will be added, and clarifying or stylistic changes will be made, by pre-effective amendment.

The Registration Statement is being filed because of the requirement in Rule 415(a)(5) under the Securities Act to file a new registration statement within three years of the effective date of the initial registration statement. This Registration Statement relates to the Company’s registration statement on Form S-3 File No. 333-216486 (the “Prior Registration Statement”). As indicated on the facing page of the Registration Statement, the Company is carrying forward unsold interests previously registered in connection with the Prior Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. In addition, the Registration Statement reflects certain immaterial disclosure updates and clarifying edits.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (202) 312-3331 or Nathaniel Segal at (312) 609-7747.

1401 I Street NW, Suite 1100 | Washington, DC 20005 | T +1 202 312 3320 | F +1 202 312 3322

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.

U.S. Securities and Commission

May 13, 2020

Very truly yours, /s/ W. Thomas Conner W. Thomas Conner Shareholder*

WTC

cc:	Michele H. Abate, Associate General Counsel, Brighthouse Financial, Inc.
Dionne Sutton, Corporate Counsel, Brighthouse Financial, Inc.
Nathaniel Segal, Counsel, Vedder Price P.C.